Deferred income tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities

	As at 31 December
	2020	2019

Deferred income tax assets before offsetting	3,607,935	3,844,143
Offset amount	(908,540)	(1,683,956)

Deferred income tax assets after offsetting	2,699,395	2,160,187

Deferred income tax liabilities before offsetting	(3,911,067)	(4,821,747)
Offset amount	908,540	1,683,956

Deferred income tax liabilities after offsetting	(3,002,527)	(3,137,791)

	(303,132)	(977,604)

Gross movement on deferred income tax accounts

	2020	2019

Beginning of the year	(977,604)	(1,583,574)
Business combination	(16,000)	—
Disposal of other equity instrument investments	—	167,182
Credited to profit or loss (Note 32)	658,128	470,330
Credited/(charged) to other comprehensive income	1,751	(9,550)
Currency translation differences	30,593	(21,992)

End of the year	(303,132)	(977,604)

Movements in deferred income tax assets without taking into consideration the offsetting

							VAT refunds
							on purchases of
		Fair	Amortization	Provision for			domestically
	Hedging	value	of land use	impairment		Accrued	manufactured	Unused	Lease
	reserve	losses	rights	loss	Depreciation	expenses	equipment	tax losses	liabilities	Others	Total

As at 1 January 2019	84,114	—	12,929	638,589	926,557	56,017	154,143	774,677	—	1,256,305	3,903,331

(Charged)/credited to profit or loss	—	—	(493)	179,661	(86,022)	19,970	(25,433)	(224,918)	965	18,298	(117,972)
(Charged)/credited to other comprehensive income	(24,966)	80,359	—	—	—	—	—	—	—	—	55,393
Currency translation differences	2,228	—	—	690	—	—	—	—	—	473	3,391

As at 31 December 2019	61,376	80,359	12,436	818,940	840,535	75,987	128,710	549,759	965	1,275,076	3,844,143

(Charged)/credited to profit or loss	—	—	(493)	(84,470)	107,634	(2,439)	(25,424)	(146,025)	1,845	(81,907)	(231,279)
(Charged)/credited to other comprehensive income	(42,245)	43,564	—	—	—	—	—	—	—	—	1,319
Currency translation differences	(2,121)	—	—	(423)	—	—	—	—	—	(3,704)	(6,248)

As at 31 December 2020	17,010	123,923	11,943	734,047	948,169	73,548	103,286	403,734	2,810	1,189,465	3,607,935

Movements in deferred income tax liabilities without taking into consideration the offsetting

		Amortization		Power		Territorial
	Fair value	of land use		generation	Mining	water	Right-of-
	gains	rights	Depreciation	license	rights	use right	use assets	Others	Total

As at 1 January 2019	(108,970)	(982,445)	(3,407,818)	(682,543)	(129,383)	(2,409)	—	(173,337)	(5,486,905)

Disposal of other equity instrument investments	167,182	—	—	—	—	—	—	—	167,182
Credited/(charged) to profit or loss	—	36,507	412,408	—	—	—	(120)	139,507	588,302
Charged to other comprehensive income	(64,943)	—	—	—	—	—	—	—	(64,943)
Currency translation differences	—	(738)	(1,781)	(22,864)	—	—	—	—	(25,383)

As at 31 December 2019	(6,731)	(946,676)	(2,997,191)	(705,407)	(129,383)	(2,409)	(120)	(33,830)	(4,821,747)

Business combination	—	—	(16,000)	—	—	—	—	—	(16,000)
Credited to profit or loss	—	40,728	833,864	—	—	—	(4,659)	19,474	889,407
Charged to other comprehensive income	432	—	—	—	—	—	—	—	432
Currency translation differences	—	(702)	4,483	33,060	—	—	—	—	36,841

As at 31 December 2020	(6,299)	(906,650)	(2,174,844)	(672,347)	(129,383)	(2,409)	(4,779)	(14,356)	(3,911,067)

Unrecognised deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses

	As at 31 December
	2020	2019

Deductible temporary differences	14,885,723	9,832,527
Unused tax losses	10,917,409	10,504,590

Total	25,803,132	20,337,117

Summary of expiry dates of the tax losses for which no deferred income tax assets were recognised

	As at 31 December
	2020	2019

Year of expiry
2020	—	1,452,554
2021	1,400,289	1,420,522
2022	2,124,756	2,208,635
2023	2,421,087	2,472,090
2024	2,966,842	2,950,789
2025	2,004,435	—

Total	10,917,409	10,504,590